Property, plant and equipment (Schedule of detailed information about property, plant and equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	$ 3,819,812
Decommissioning and restoration	89,408	$ 8,998
Interest capitalised	9,890	13,172
Impairment	(322,249)
Balance, end of year	3,662,559	3,819,812
Increase (decrease) due to application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	14,980
Balance, end of year		14,980
Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	3,834,792
Balance, end of year		3,834,792
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	5,562,773	5,467,621
Additions	181,855	115,559
Acquisitions	94,862	21,654
Capitalized stripping and development	103,108	84,023
Decommissioning and restoration	89,408	8,998
Interest capitalised	9,890	13,172
Transfers and other movements	0	0
Impairment	(322,249)
Disposals	(14,309)	(14,991)
Pre-production revenue		(133,261)
Effects of movement in exchange rates	83,534
Other	2,232	(2)
Balance, end of year	5,806,084	5,562,773
Cost [Member] | Increase (decrease) due to application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) due to adoption of new accounting standard		14,980
Cost [Member] | Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	5,577,753
Balance, end of year		5,577,753
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,742,961	1,503,388
Depreciation for the year	353,882	330,572
Disposals	(6,675)	(6,780)
Effects of movement in exchange rates	53,357	(83,680)
Other		(539)
Balance, end of year	2,143,525	1,742,961
Accumulated depreciation [Member] | Increase (decrease) due to application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) due to adoption of new accounting standard		0
Accumulated depreciation [Member] | Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,742,961
Balance, end of year		1,742,961
Exploration and evaluation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	52,206
Balance, end of year	69,903	52,206
Exploration and evaluation assets [Member] | Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	52,206
Balance, end of year		52,206
Exploration and evaluation assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	52,206	23,010
Additions	17,016	9,950
Acquisitions	0	21,654
Capitalized stripping and development	0	0
Decommissioning and restoration	0	0
Interest capitalised	0	0
Transfers and other movements	0	0
Impairment	0
Disposals	0	(1,208)
Pre-production revenue		(1,197)
Effects of movement in exchange rates	681
Other	0	(3)
Balance, end of year	69,903	52,206
Exploration and evaluation assets [Member] | Cost [Member] | Increase (decrease) due to application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) due to adoption of new accounting standard		0
Exploration and evaluation assets [Member] | Cost [Member] | Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	52,206
Balance, end of year		52,206
Exploration and evaluation assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0	0
Depreciation for the year	0	0
Disposals	0	0
Effects of movement in exchange rates	0	0
Other		0
Balance, end of year	0	0
Exploration and evaluation assets [Member] | Accumulated depreciation [Member] | Increase (decrease) due to application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) due to adoption of new accounting standard		0
Exploration and evaluation assets [Member] | Accumulated depreciation [Member] | Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0
Balance, end of year		0
Capital works in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	873,781
Balance, end of year	733,874	873,781
Capital works in progress [Member] | Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	873,781
Balance, end of year		873,781
Capital works in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	873,781	933,531
Additions	109,372	88,920
Acquisitions	91,332	0
Capitalized stripping and development	0	0
Decommissioning and restoration	41	15
Interest capitalised	9,890	13,172
Transfers and other movements	(30,000)	(152,781)
Impairment	(322,249)
Disposals	(2,029)	(4,034)
Pre-production revenue		(3,873)
Effects of movement in exchange rates	1,528
Other	2,208	(1,169)
Balance, end of year	733,874	873,781
Capital works in progress [Member] | Cost [Member] | Increase (decrease) due to application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) due to adoption of new accounting standard		0
Capital works in progress [Member] | Cost [Member] | Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	873,781
Balance, end of year		873,781
Capital works in progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0	0
Depreciation for the year	0	0
Disposals	0	0
Effects of movement in exchange rates	0	0
Other		0
Balance, end of year	0	0
Capital works in progress [Member] | Accumulated depreciation [Member] | Increase (decrease) due to application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) due to adoption of new accounting standard		0
Capital works in progress [Member] | Accumulated depreciation [Member] | Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0
Balance, end of year		0
Mining properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,217,685
Balance, end of year	1,183,053	1,217,685
Mining properties [Member] | Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,217,685
Balance, end of year		1,217,685
Mining properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,998,439	1,975,061
Additions	0	0
Acquisitions	3,157	0
Capitalized stripping and development	103,108	84,023
Decommissioning and restoration	3,314	1,711
Interest capitalised	0	0
Transfers and other movements	642	2,132
Impairment	0
Disposals	0	0
Pre-production revenue		(65,434)
Effects of movement in exchange rates	41,080
Other	(3,157)	946
Balance, end of year	2,146,583	1,998,439
Mining properties [Member] | Cost [Member] | Increase (decrease) due to application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) due to adoption of new accounting standard		0
Mining properties [Member] | Cost [Member] | Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,998,439
Balance, end of year		1,998,439
Mining properties [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	780,754	683,183
Depreciation for the year	154,970	141,218
Disposals	0	0
Effects of movement in exchange rates	27,806	(43,469)
Other		(178)
Balance, end of year	963,530	780,754
Mining properties [Member] | Accumulated depreciation [Member] | Increase (decrease) due to application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) due to adoption of new accounting standard		0
Mining properties [Member] | Accumulated depreciation [Member] | Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	780,754
Balance, end of year		780,754
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,676,140
Balance, end of year	1,584,065	1,676,140
Plant and equipment [Member] | Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,600,846
Balance, end of year		1,600,846
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,638,347	2,536,019
Additions	33,309	16,689
Acquisitions	0	0
Capitalized stripping and development	0	0
Decommissioning and restoration	86,053	7,272
Interest capitalised	0	0
Transfers and other movements	30,406	150,649
Impairment	0
Disposals	(10,747)	(9,749)
Pre-production revenue		(62,757)
Effects of movement in exchange rates	38,452
Other	3,103	224
Balance, end of year	2,653,752	2,638,347
Plant and equipment [Member] | Cost [Member] | Increase (decrease) due to application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) due to adoption of new accounting standard		(165,171)
Plant and equipment [Member] | Cost [Member] | Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,473,176
Balance, end of year		2,473,176
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	962,207	820,205
Depreciation for the year	179,062	189,354
Disposals	(6,675)	(6,780)
Effects of movement in exchange rates	24,970	(40,211)
Other		(361)
Balance, end of year	1,069,687	962,207
Plant and equipment [Member] | Accumulated depreciation [Member] | Increase (decrease) due to application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) due to adoption of new accounting standard		(89,877)
Plant and equipment [Member] | Accumulated depreciation [Member] | Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	872,330
Balance, end of year		872,330
Plant and equipment- ROU assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0
Balance, end of year	91,664	0
Plant and equipment- ROU assets [Member] | Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	90,274
Balance, end of year		90,274
Plant and equipment- ROU assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0	0
Additions	22,158	0
Acquisitions	373	0
Capitalized stripping and development	0	0
Interest capitalised	0	0
Transfers and other movements	(1,048)	0
Impairment	0
Disposals	(1,533)	0
Pre-production revenue		0
Effects of movement in exchange rates	1,793
Other	78	0
Balance, end of year	201,972	0
Plant and equipment- ROU assets [Member] | Cost [Member] | Increase (decrease) due to application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) due to adoption of new accounting standard		180,151
Plant and equipment- ROU assets [Member] | Cost [Member] | Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	180,151
Balance, end of year		180,151
Plant and equipment- ROU assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	89,877	0
Depreciation for the year	19,850	0
Disposals	0	0
Effects of movement in exchange rates	581	0
Other		0
Balance, end of year	110,308	89,877
Plant and equipment- ROU assets [Member] | Accumulated depreciation [Member] | Increase (decrease) due to application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) due to adoption of new accounting standard		89,877
Plant and equipment- ROU assets [Member] | Accumulated depreciation [Member] | Revised opening balance after adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	$ 89,877
Balance, end of year		$ 89,877